Pay vs Performance Disclosure € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) EUR (€) $ / €	Dec. 31, 2023 USD ($) $ / €	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 USD ($) EUR (€) $ / €
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table presents information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company's principal executive officer (“PEO”) and non-PEO Named Executive Officers (the “Non-PEO NEOs”) and certain aspects of the financial performance of the Company. The Human Resources Committee does not utilize CAP as the basis for recommending compensation decisions to the Board of Directors. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our “Compensation Discussion & Analysis.”

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3) (4)	Value of Initial Fixed $100 Investment Based On:		Company Net Income ($M)(7)	EPA Adjusted EBITDA ($M)(8)
					Company TSR(5)	Index TSR(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	8,881,752	(6,235,444)	2,210,067	(198,956)	$57	$110	$60	$587
2023	9,962,993	23,041,552	2,782,785	4,450,187	$111	$110	$157	$756
2022	8,939,010	(3,430,929)	2,607,284	216,040	$66	$93	$315	$707

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Jean-Marc Germain (our PEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2024.”

(2)
The dollar amounts reported in column (c) represent the amount of CAP for Mr. Germain for each corresponding year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Germain during the applicable year. As computed in accordance with Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Germain’s total compensation for each year to determine the CAP values for Mr. Germain:

Year	SCT Total for CEO	Minus SCT Change in Pension Value for CEO	Plus Pension Value Service Cost	Minus SCT Equity for CEO	Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	CEO CAP
2024	$8,881,752	$0	$0	$6,915,992	$1,192,474	($9,595,771)	$202,093	($6,235,444)
2023	$9,962,993	$0	$0	$6,452,077	$8,989,200	$ 7,431,950	$3,109,486	$ 23,041,552
2022	$8,939,010	$0	$0	$5,662,557	$2,453,831	($9,573,067)	$411,854	($3,430,929)

(3)	Reflects compensation amounts reported for the non-PEO NEOs, in the Summary Compensation Table, who were as follows:

2024	2023	2022
Jack Guo	Jack Guo	Peter Matt
Ingrid Joerg	Ingrid Joerg	Ingrid Joerg
Phillipe Hoffman	Phillipe Hoffman	Phillipe Hoffman
Ryan Jurkovic	Ryan Jurkovic	Ryan Jurkovic

(4)
The dollar amounts reported in column (e) represent the amount of CAP for the non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to these executive officers during the applicable year. As computed in accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ total compensation for each year to determine the compensation actually paid:

Year	SCT Total for Average Other NEOs	Minus SCT Change in Pension Value for Average Other NEOs	Plus Pension Value Service Cost	Minus SCT Equity for Average Other NEOs	Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Average Other NEOs CAP
2024	$2,210,067	($94,505)	$11,769	$1,132,487	$394,237	($1,614,630)	$26,593	($198,956)
2023	$2,782,785	($104,288)	$10,166	$1,311,430	$1,774,887	$ 995,469	$302,598	$ 4,450,187
2022	$2,607,284	$0	$11,797	$1,187,029	$529,669	($1,818,052)	$72,371	$ 216,040

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement periods (beginning on December 31, 2021 and ending on December 31 of 2022, 2023, and 2024, respectively) determined in accordance with Item 402(v) of Regulation S-K, assuming dividend reinvestment, and the difference between Constellium’s ordinary share price at the end and the beginning of the measurement periods by Constellium’s ordinary share price at the beginning of the measurement period.

(6)
Reflects total shareholder return indexed to $100 for the S&P 600 Materials Index (“Peer Group TSR”), which is an industry line peer group reported for the year ended December 31, 2024, and assuming reinvestment of all dividends, where applicable.

(7)	The dollar amounts reported represent the amount of net income (in millions) under U.S. GAAP reflected in Constellium’s 10-K filed on February 28, 2025.
(8)
We determined EPA Adjusted EBITDA is the “company-selected measure” (as previously defined). EPA Adjusted EBITDA is a non-GAAP measure and as previously disclosed in “Compensation Discussion and Analysis—Elements of Executive Compensation” was set in euros and under IFRS. For fiscal years 2024, 2023, and 2022, the EPA Adjusted EBITDA were respectively €542, €699 and €673 respectively. In fiscal year 2023, for the purposes of EPA payout calculations, an adjustment of €13.8 was made to the company EPA Adjusted EBITDA of €713, resulting in EPA Adjusted EBITDA of €699. The column reflects the EPA Adjusted EBITDA converted from EUR to USD using the average exchange rate for the respective years (1 euro to 1.0821 USD in fiscal year 2024; 1 euro to 1.0810 USD in FY23; and 1 euro to 1.507 USD in FY22). The rates are sourced from European Central Bank. The numbers as presented in the table use actual figures and not rounded figures.

Company Selected Measure Name	EPA Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Jean-Marc Germain (our PEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2024.”

(3)	Reflects compensation amounts reported for the non-PEO NEOs, in the Summary Compensation Table, who were as follows:

2024	2023	2022
Jack Guo	Jack Guo	Peter Matt
Ingrid Joerg	Ingrid Joerg	Ingrid Joerg
Phillipe Hoffman	Phillipe Hoffman	Phillipe Hoffman
Ryan Jurkovic	Ryan Jurkovic	Ryan Jurkovic

Peer Group Issuers, Footnote
(6)
Reflects total shareholder return indexed to $100 for the S&P 600 Materials Index (“Peer Group TSR”), which is an industry line peer group reported for the year ended December 31, 2024, and assuming reinvestment of all dividends, where applicable.

PEO Total Compensation Amount	$ 8,881,752	$ 9,962,993		$ 8,939,010
PEO Actually Paid Compensation Amount	$ (6,235,444)	23,041,552		(3,430,929)
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of CAP for Mr. Germain for each corresponding year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Germain during the applicable year. As computed in accordance with Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Germain’s total compensation for each year to determine the CAP values for Mr. Germain:

Year	SCT Total for CEO	Minus SCT Change in Pension Value for CEO	Plus Pension Value Service Cost	Minus SCT Equity for CEO	Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	CEO CAP
2024	$8,881,752	$0	$0	$6,915,992	$1,192,474	($9,595,771)	$202,093	($6,235,444)
2023	$9,962,993	$0	$0	$6,452,077	$8,989,200	$ 7,431,950	$3,109,486	$ 23,041,552
2022	$8,939,010	$0	$0	$5,662,557	$2,453,831	($9,573,067)	$411,854	($3,430,929)

Non-PEO NEO Average Total Compensation Amount	$ 2,210,067	2,782,785		2,607,284
Non-PEO NEO Average Compensation Actually Paid Amount	$ (198,956)	4,450,187		216,040
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the amount of CAP for the non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to these executive officers during the applicable year. As computed in accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ total compensation for each year to determine the compensation actually paid:

Year	SCT Total for Average Other NEOs	Minus SCT Change in Pension Value for Average Other NEOs	Plus Pension Value Service Cost	Minus SCT Equity for Average Other NEOs	Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Average Other NEOs CAP
2024	$2,210,067	($94,505)	$11,769	$1,132,487	$394,237	($1,614,630)	$26,593	($198,956)
2023	$2,782,785	($104,288)	$10,166	$1,311,430	$1,774,887	$ 995,469	$302,598	$ 4,450,187
2022	$2,607,284	$0	$11,797	$1,187,029	$529,669	($1,818,052)	$72,371	$ 216,040

Compensation Actually Paid vs. Total Shareholder Return
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and non-PEO NEOs. For reference, Summary Compensation Table total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our PEO and other NEOs are generally aligned with the Company’s TSR. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and non-PEO NEOs. For reference, Summary Compensation Table total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our PEO and other NEOs are generally aligned with the Company’s TSR. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.

Tabular List, Table
TABULAR LIST OF CONSTELLIUM'S MOST IMPORTANT METRICS THAT LINK COMPENSATION ACTUALLY PAID TO THE PEO AND OTHER NEOS
The following table identifies the most important financial performance measures used to link the Compensation Actually Paid to our PEO and non-PEO NEOs in 2024 to company performance. The role of each of these performance measures on our Named Executive Officers' compensation is discussed in “Compensation Discussion and Analysis” above.

EPA Adjusted EBITDA
EPA Adjusted Free Cash Flow
Relative Total Shareholder Return vs. S&P SmallCap 600 Materials Index and S&P MidCap 400 Materials Index

Total Shareholder Return Amount	$ 57	111		66
Peer Group Total Shareholder Return Amount	110	110		93
Net Income	$ 60,000,000	$ 157,000,000		$ 315,000,000
Company Selected Measure Amount	542.0	756,000,000	699.0	673.0
Adjustment to Company Selected Measure Amount | €			€ (13.8)
Company Selected Measure Amount Before Adjustment | €			€ 713.0
Exchange Rate | $ / €	1.0821	1.081	1.081	1.507
PEO Name	Mr. Jean-Marc Germain	Mr. Jean-Marc Germain	Mr. Jean-Marc Germain	Mr. Jean-Marc Germain
Measure [Axis]: 1
Pay vs Performance Disclosure
Name	EPA Adjusted EBITDA
Non-GAAP Measure Description
(8)
We determined EPA Adjusted EBITDA is the “company-selected measure” (as previously defined). EPA Adjusted EBITDA is a non-GAAP measure and as previously disclosed in “Compensation Discussion and Analysis—Elements of Executive Compensation” was set in euros and under IFRS. For fiscal years 2024, 2023, and 2022, the EPA Adjusted EBITDA were respectively €542, €699 and €673 respectively. In fiscal year 2023, for the purposes of EPA payout calculations, an adjustment of €13.8 was made to the company EPA Adjusted EBITDA of €713, resulting in EPA Adjusted EBITDA of €699. The column reflects the EPA Adjusted EBITDA converted from EUR to USD using the average exchange rate for the respective years (1 euro to 1.0821 USD in fiscal year 2024; 1 euro to 1.0810 USD in FY23; and 1 euro to 1.507 USD in FY22). The rates are sourced from European Central Bank. The numbers as presented in the table use actual figures and not rounded figures.

Measure [Axis]: 2
Pay vs Performance Disclosure
Name	EPA Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return vs. S&P SmallCap 600 Materials Index and S&P MidCap 400 Materials Index
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0		$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,915,992)	(6,452,077)		(5,662,557)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,192,474	8,989,200		2,453,831
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,595,771)	7,431,950		(9,573,067)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	202,093	3,109,486		411,854
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,505)	(104,288)		0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,769	10,166		11,797
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,132,487)	(1,311,430)		(1,187,029)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,237	1,774,887		529,669
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,614,630)	995,469		(1,818,052)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,593	$ 302,598		$ 72,371